Long-term loans receivable	12 Months Ended
Dec. 31, 2020
Long Term Loans Receivable [Abstract]
Long-Term Loans Receivable
9.	Long-Term Loans Receivable
In January 2020, the Group entered into a three-year loan agreement with a third-party supplier of key AAV components with a principal amount of RMB52,000 (US$7,969) and an annual interest rate of 3%. The supplier’s use of loan proceeds is limited to expanding its production capacity. This long-term loan can be prepaid by the borrower at any time and the outstanding loan balance is guaranteed by the supplier’s sole shareholder and his spouse. In March 2020, RMB10,000 (US$1,533) of the loan’s principal was repaid. In August 2020, RMB30,000 (US$ 4,598) of the loan’s principal was repaid.
In March 2020, the Group provided a
two-year
loan to a third-party entity with a principal amount of EUR243 (equivalent to RMB1,900) (US$291) and an annual interest rate of 3.5%. The usage of the loan proceeds is limited to assisting the Group with the application of the necessary permits from the aviation authority in an European country for the commercial operations of AAVs in an European country. The loan is collateralized by the debtor’s shares.
For the years ended December 31, 2018, 2019 and 2020, the Group recognized interest income of nil, nil and RMB984 (US$151) from the long-term loans receivable, respectively.